Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 12.4%
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	$100,000	$96,905
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	25,451	24,440
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	80,000	79,281
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	104,201	106,265
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	140,000	98,629
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	100,000	109,723
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.5191%, 4/20/31 (144A)‡	250,000	209,025
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	43,815	31,631
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 10/15/36 (144A)‡	95,540	82,230
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 3.0046%, 10/15/36 (144A)‡	344,900	289,151
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	41,000	43,648
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.7046%, 11/15/36 (144A)‡	100,000	78,227
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 3.2546%, 11/15/36 (144A)‡	100,000	70,787
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 4.6191%, 10/21/31 (144A)‡	250,000	215,000
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	17,428	14,037
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	235,112	171,578
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	82,314	66,419
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	107,000	78,455
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	100,000	97,014
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	100,000	96,096
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	151,703	139,881
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	130,000	118,283
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	80,000	73,955
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 3/25/31‡	338,683	284,214
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 37.6076%, 10/25/40‡	23,689	113,817
Fannie Mae REMICS, 3.0000%, 5/25/48	31,422	32,813
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	303,000	297,051
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	130,000	131,475
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	139,831	114,499
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	68,089	65,671
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.4813%, 4/15/31 (144A)‡	250,000	191,500
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	100,000	86,739
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.4813%, 4/15/31 (144A)‡	250,000	185,325
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 2.5500%, 4.3813%, 7/15/27 (144A)‡	250,000	200,925
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 5.6538%, 2/14/31 (144A)‡	250,000	187,525
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	248,000	204,202
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 5.1860%, 10/24/27 (144A)‡	250,000	202,900
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	100,000	98,837
Prosper Pass-Thru Trust II Series 2019-St1, 0%, 7/15/25 (144A)	520,000	115,752
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	165,000	143,796
PRPM 2019-GS1, 4.7500%, 10/25/24 (144A)‡	102,055	101,930
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	277,565	208,076
Sequoia Mortgage Trust 2018-8, 0.3042%, 11/25/48 (144A)‡,¤	10,798,934	48,289
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	416,410	407,533
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	140,000	146,098
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	100,000	104,786
SoFi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)	10,000	273,700
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 2.5466%, 8/25/52 (144A)‡	100,000	98,609
VB-S1 Issuer LLC, 3.4130%, 2/15/48 (144A)	250,000	213,091
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	140,000	121,906
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	226,752	231,119

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	$100,000	$51,660
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 3.4026%, 1/16/31 (144A)‡	250,000	235,650
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 1.6400%, 3.4826%, 7/16/31 (144A)‡	250,000	240,975
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	74,140	75,623
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $8,795,294)		7,606,746
Bank Loans and Mezzanine Loans – 4.0%
Capital Goods – 0.4%
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.0000%, 8/18/25‡	126,400	104,280
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 5.0840%, 4/3/24‡	62,679	50,809
Tamko Building Products Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2411%, 5/29/26‡	66,833	62,154
		217,243
Capital Markets – 0%
LPL Holdings Inc, ICE LIBOR USD 1 Month + 1.7500%, 2.7091%, 11/12/26‡	15,000	14,063
Communications – 0.4%
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 3.7394%, 11/29/24‡	109,950	87,960
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 3.2394%, 2/2/22ƒ,‡	26,985	22,938
Level 3 Financing Inc, ICE LIBOR USD 1 Month + 1.7500%, 2.7394%, 3/1/27‡	98,500	91,605
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 2.7394%, 3/22/23‡	68,461	60,702
		263,205
Consumer Cyclical – 1.7%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 1 Month + 8.0000%, 9.5000%, 8/9/25‡	330,000	267,300
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 8.2771%, 4/23/24‡	110,872	79,135
Hilton Worldwide Finance LLC,
ICE LIBOR USD 1 Month + 1.7500%, 2.6966%, 6/22/26‡	50,510	47,732
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 4.1250%, 5.1144%, 10/13/21‡	122,726	92,453
Playtika Holding Corp, ICE LIBOR USD 3 Month + 6.0000%, 7.0720%, 12/10/24‡	232,000	215,373
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 11.0000%, 11.0000%, 12/23/25‡	4,346	3,607
Spectacle Gary Holdings LLC,
ICE LIBOR USD 3 Month + 9.0000%, 11.0000%, 12/23/25‡	59,978	49,782
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 4.9501%, 7/10/25‡	116,946	111,196
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.5000%, 4.4894%, 2/5/27‡	168,220	133,175
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.4894%, 2/4/28‡	75,585	56,783
		1,056,536
Consumer Non-Cyclical – 0.6%
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 10/10/23‡	113,827	101,022
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 4.7001%, 12/2/24‡	89,316	75,919
FC Compassus LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0720%, 12/31/26‡	100,607	85,516
IQVIA Inc, ICE LIBOR USD 1 Month + 1.7500%, 2.7394%, 3/7/24‡	23,193	21,251
Jaguar Holding Co II, ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 8/18/22‡	64,830	61,705
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2500%, 9/2/24‡	39,000	29,718
		375,131
Insurance – 0%
USI Inc/NY, 4.9929%, 12/2/26ƒ,‡	8,000	7,147
Technology – 0.6%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/30/26‡	57,000	53,580
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 4.4894%, 9/24/26‡	149,625	123,191
McAfee LLC, ICE LIBOR USD 1 Month + 8.5000%, 9.4409%, 9/29/25‡	127,750	119,446
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2394%, 10/1/25ƒ,‡	93,468	89,340
		385,557
Transportation – 0.3%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 3.4894%, 10/19/20‡	195,000	152,100
Total Bank Loans and Mezzanine Loans (cost $2,889,008)		2,470,982
Corporate Bonds – 21.9%
Banking – 1.3%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	300,000	297,000
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	53,000	53,795
CIT Group Inc, 4.7500%, 2/16/24	88,000	86,020
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,#,µ	65,000	62,969
Citizens Financial Group Inc, 3.7500%, 7/1/24	14,000	13,950
Synchrony Financial, 4.3750%, 3/19/24	45,000	44,565

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Banking – (continued)
Synchrony Financial, 3.9500%, 12/1/27	$15,000		$13,341
Synchrony Financial, 5.1500%, 3/19/29	155,000		153,509
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	64,000		64,960
			790,109
Basic Industry – 2.8%
Albemarle Wodgina Pty Ltd, 3.4500%, 11/15/29 (144A)	100,000		98,138
Aleris International Inc, 10.7500%, 7/15/23 (144A)	371,000		359,870
Allegheny Technologies Inc, 7.8750%, 8/15/23	53,000		51,130
Allegheny Technologies Inc, 5.8750%, 12/1/27	113,000		94,073
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	7,000		7,158
Braskem Netherlands Finance BV, 4.5000%, 1/31/30	200,000		155,800
CF Industries Inc, 5.3750%, 3/15/44	86,000		81,918
Ecolab Inc, 4.8000%, 3/24/30	9,000		10,246
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	43,000		42,140
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	400,000		342,500
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	17,000		16,836
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	144,000		132,393
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	164,000		142,680
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	67,000		53,265
Novelis Corp, 4.7500%, 1/30/30 (144A)	65,000		57,850
Teck Resources Ltd, 4.5000%, 1/15/21	5,000		4,888
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	53,000		48,230
			1,699,115
Brokerage – 0.1%
Ameriprise Financial Inc, 3.0000%, 4/2/25	49,000		48,793
Capital Goods – 1.6%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	200,000		171,780
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	154,000		116,664
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	52,000		53,542
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	34,000		35,201
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	164,000		150,880
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	211,000		196,758
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	209,000		207,955
Victoria PLC, 5.2500%, 7/15/24 (144A)	100,000	EUR	81,592
			1,014,372
Communications – 3.3%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	362,000		320,370
Altice France Holding SA, 6.0000%, 2/15/28 (144A)	200,000		175,936
Block Communications Inc, 4.8750%, 3/1/28 (144A)	55,000		51,150
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 4/1/24 (144A)	65,000		66,463
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	68,000		68,857
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	42,000		40,958
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	164,000		135,505
Crown Castle International Corp, 4.1500%, 7/1/50	12,000		11,868
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	246,000		262,093
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	70,000		56,876
GCI LLC, 6.8750%, 4/15/25	24,000		23,760
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	67,000		63,774
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	126,000		118,256
Liberty Interactive LLC, 8.5000%, 7/15/29	80,000		59,600
Omnicom Group Inc, 4.2000%, 6/1/30	61,000		62,903
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	237,000		213,300
Terrier Media Buyer Inc, 8.8750%, 12/15/27 (144A)	76,000		63,840
T-Mobile USA Inc, 6.5000%, 1/15/24	26,000		26,390
Ziggo BV, 5.1250%, 2/28/30 (144A)	222,000		217,560
			2,039,459
Consumer Cyclical – 3.3%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	159,000		158,601
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	67,000		55,610
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	130,000		104,000
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	200,000		164,000
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	175,000		152,250
Forestar Group Inc, 5.0000%, 3/1/28 (144A)	47,000		39,027
General Motors Financial Co Inc, 3.2000%, 7/6/21	64,000		61,114
General Motors Financial Co Inc, 2.9000%, 2/26/25	72,000		62,230
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	121,000		107,254
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	50,000		42,040
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	159,000		104,940
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	72,000		45,352
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	57,000		29,426
Home Depot Inc, 2.7000%, 4/15/30	48,000		48,919

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	100,000	EUR	$83,797
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	$169,000		168,763
McDonald's Corp, 3.3000%, 7/1/25	47,000		48,652
MGM Resorts International, 6.0000%, 3/15/23	5,000		4,825
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)	173,000		128,020
NIKE Inc, 2.4000%, 3/27/25	35,000		36,282
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	124,000		76,260
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)	41,000		34,543
Station Casinos LLC, 4.5000%, 2/15/28 (144A)	129,000		104,490
Target Corp, 2.6500%, 9/15/30	22,000		22,526
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	148,000		111,000
Visa Inc, 2.0500%, 4/15/30	27,000		26,961
			2,020,882
Consumer Non-Cyclical – 3.3%
AbbVie Inc, 2.9500%, 11/21/26 (144A)	30,000		30,566
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	64,000		60,637
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	70,000		65,143
Avantor Inc, 6.0000%, 10/1/24 (144A)	145,000		151,917
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	140,000		143,500
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	90,000		83,250
Cigna Corp, 2.4000%, 3/15/30	29,000		27,432
Conagra Brands Inc, 4.8500%, 11/1/28	109,000		116,815
CVS Health Corp, 3.7500%, 4/1/30	132,000		136,579
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	140,000		110,600
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	65,000		68,595
General Mills Inc, 2.8750%, 4/15/30	10,000		9,980
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	104,000		77,480
Hasbro Inc, 3.9000%, 11/19/29	114,000		102,676
HCA Inc, 4.1250%, 6/15/29	155,000		156,108
HCA Inc, 3.5000%, 9/1/30	141,000		128,011
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	72,000		61,200
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	64,000		61,040
Mylan Inc, 4.5500%, 4/15/28	86,000		84,194
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	16,000		13,758
Safeway Inc , 3.9500%, 8/15/20	26,000		25,513
Sysco Corp, 5.9500%, 4/1/30	43,000		45,278
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	96,000		87,599
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	126,000		106,136
Valvoline Inc, 4.2500%, 2/15/30 (144A)	59,000		54,870
			2,008,877
Electric – 1.1%
AEP Transmission Co LLC, 3.6500%, 4/1/50	12,000		12,378
Ameren Corp, 3.5000%, 1/15/31	45,000		45,123
Black Hills Corp, 3.0500%, 10/15/29	125,000		120,027
Calpine Corp, 5.1250%, 3/15/28 (144A)	105,000		96,600
Duke Energy Florida LLC, 2.5000%, 12/1/29	65,000		63,881
Edison International, 4.9500%, 4/15/25	30,000		29,931
Exelon Corp, 4.7000%, 4/15/50	150,000		156,682
Oncor Electric Delivery Co LLC, 3.7000%, 5/15/50 (144A)	55,000		64,951
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	20,000		20,300
Xcel Energy Inc, 3.4000%, 6/1/30	61,000		61,831
			671,704
Energy – 1.2%
Antero Resources Corp, 5.3750%, 11/1/21	170,000		123,675
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	70,000		52,348
Continental Resources Inc/OK, 5.0000%, 9/15/22	25,000		15,498
DCP Midstream Operating LP, 5.6000%, 4/1/44	93,000		41,169
Energy Transfer Operating LP, 2.9000%, 5/15/25	30,000		25,332
Energy Transfer Operating LP, 3.7500%, 5/15/30	91,000		71,275
EnLink Midstream LLC, 5.3750%, 6/1/29#	41,000		21,320
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%‡,µ	145,000		29,000
EQM Midstream Partners LP, 4.7500%, 7/15/23	5,000		3,619
EQM Midstream Partners LP, 4.0000%, 8/1/24	18,000		12,559
EQM Midstream Partners LP, 5.5000%, 7/15/28	78,000		43,345
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	59,000		41,465
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	8,000		7,633
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	69,000		68,744
QEP Resources Inc, 6.8750%, 3/1/21	201,000		102,510
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	20,000		12,351

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Energy – (continued)
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	$50,000		$31,000
Western Midstream Operating LP, 4.0500%, 2/1/30	40,000		17,605
Western Midstream Operating LP, 5.2500%, 2/1/50	54,000		22,147
			742,595
Finance Companies – 0.1%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	2,000		1,288
Springleaf Finance Corp, 6.8750%, 3/15/25	38,000		38,271
			39,559
Financial Institutions – 0.3%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	166,000	EUR	159,776
Industrial – 0.6%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	250,000		226,640
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	135,000		132,131
			358,771
Industrial Conglomerates – 0.5%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	410,000		338,250
Insurance – 0.9%
Assurant Inc, 3.7000%, 2/22/30	143,000		139,734
Athene Holding Ltd, 6.1500%, 4/3/30	154,000		153,704
Brown & Brown Inc, 4.5000%, 3/15/29	137,000		147,645
Magellan Health Inc, 4.9000%, 9/22/24	151,000		138,920
			580,003
Real Estate Investment Trusts (REITs) – 0.5%
American Homes 4 Rent LP, 4.2500%, 2/15/28	153,000		151,755
EPR Properties, 3.7500%, 8/15/29	170,000		127,239
Senior Housing Properties Trust, 6.7500%, 12/15/21	27,000		26,918
			305,912
Technology – 0.5%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	104,000		79,040
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	99,000		96,295
Entegris Inc, 4.6250%, 2/10/26 (144A)	10,000		9,500
NVIDIA Corp, 2.8500%, 4/1/30	67,000		69,636
Oracle Corp, 3.6000%, 4/1/50	38,000		37,847
			292,318
Transportation – 0.5%
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	50,000	EUR	53,200
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	184,000		170,660
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	60,000		58,500
			282,360
Total Corporate Bonds (cost $15,228,762)			13,392,855
Mortgage-Backed Securities – 13.1%
Fannie Mae:
3.5000%, 7/25/33	156,928		165,168
3.0000%, 11/25/33	5,656		5,922
2.5000%, 8/25/34	3,284,000		3,408,299
4.0000%, 12/25/34	44,862		47,208
4.0000%, 8/25/48	34,000		36,294
			3,662,891
Fannie Mae Pool:
3.0000%, 11/1/34	4,853		5,109
3.0000%, 12/1/34	4,924		5,182
6.0000%, 2/1/37	1,162		1,369
3.5000%, 10/1/42	10,075		10,788
3.5000%, 12/1/42	22,527		24,122
3.0000%, 2/1/43	1,648		1,745
3.5000%, 2/1/43	17,466		18,652
3.5000%, 4/1/43	18,220		19,458
3.0000%, 5/1/43	167,342		176,094
3.0000%, 5/1/43	3,238		3,425
3.5000%, 11/1/43	14,421		15,442
3.5000%, 4/1/44	19,303		20,717
5.0000%, 7/1/44	13,274		14,639
4.5000%, 10/1/44	6,937		7,603
3.5000%, 2/1/45	28,082		29,990
3.5000%, 2/1/45	3,876		4,139
4.5000%, 3/1/45	10,801		11,839
3.5000%, 12/1/45	6,846		7,345
4.5000%, 2/1/46	18,893		20,817
3.5000%, 7/1/46	26,827		28,697
3.5000%, 7/1/46	11,269		12,016
3.5000%, 8/1/46	17,293		18,408
3.0000%, 2/1/47	22,989		24,345

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 5/1/47	$71,676	$77,970
4.5000%, 5/1/47	3,487	3,789
4.5000%, 5/1/47	2,918	3,164
4.5000%, 5/1/47	2,593	2,809
4.5000%, 5/1/47	2,216	2,400
4.5000%, 5/1/47	2,174	2,363
4.5000%, 5/1/47	2,029	2,200
4.5000%, 5/1/47	1,782	1,932
4.5000%, 5/1/47	1,337	1,453
4.5000%, 5/1/47	1,102	1,197
4.0000%, 6/1/47	2,931	3,146
4.0000%, 6/1/47	1,636	1,754
4.5000%, 6/1/47	10,363	11,223
4.5000%, 6/1/47	2,085	2,265
4.0000%, 7/1/47	2,656	2,851
4.0000%, 7/1/47	2,397	2,572
4.0000%, 7/1/47	1,873	2,007
4.0000%, 7/1/47	1,221	1,310
4.5000%, 7/1/47	7,477	8,097
4.5000%, 7/1/47	5,325	5,767
4.5000%, 7/1/47	4,643	5,028
3.5000%, 8/1/47	8,457	8,978
3.5000%, 8/1/47	6,317	6,723
4.0000%, 8/1/47	4,677	5,019
4.0000%, 8/1/47	2,676	2,872
4.5000%, 8/1/47	7,619	8,251
4.5000%, 8/1/47	982	1,063
4.0000%, 9/1/47	2,565	2,761
4.5000%, 9/1/47	9,041	9,790
4.5000%, 9/1/47	5,486	5,941
4.5000%, 9/1/47	4,496	4,869
4.0000%, 10/1/47	6,373	6,839
4.0000%, 10/1/47	5,887	6,338
4.0000%, 10/1/47	5,516	5,938
4.0000%, 10/1/47	3,506	3,774
4.0000%, 10/1/47	3,040	3,263
4.5000%, 10/1/47	2,288	2,477
4.5000%, 10/1/47	1,162	1,258
4.0000%, 11/1/47	2,123	2,278
4.5000%, 11/1/47	5,976	6,471
3.5000%, 12/1/47	11,742	12,496
3.5000%, 12/1/47	5,065	5,375
3.5000%, 1/1/48	8,319	8,853
3.5000%, 1/1/48	7,841	8,339
4.0000%, 1/1/48	28,940	31,139
4.0000%, 1/1/48	17,066	18,242
3.0000%, 2/1/48	24,459	25,858
3.5000%, 3/1/48	5,244	5,578
4.0000%, 3/1/48	11,369	12,223
4.5000%, 3/1/48	8,599	9,306
4.5000%, 4/1/48	8,283	8,964
4.0000%, 5/1/48	28,115	30,063
4.5000%, 5/1/48	5,692	6,161
4.5000%, 5/1/48	5,587	6,047
4.5000%, 6/1/48	6,035	6,531
4.5000%, 1/1/49	82,943	89,236
3.0000%, 8/1/49	47,972	50,625
3.0000%, 9/1/49	177,531	186,773
3.0000%, 9/1/49	77,005	81,020
3.0000%, 9/1/49	76,236	80,112
3.0000%, 9/1/49	27,297	28,774
3.0000%, 12/1/49	63,764	66,949
2.5000%, 1/1/50	58,590	60,901
3.0000%, 1/1/50	130,651	137,263
3.5000%, 1/1/50	81,948	87,191
3.0000%, 3/1/50	54,686	57,474
3.0000%, 3/1/50	34,212	35,946
3.5000%, 2/1/57	131,659	144,117
3.0000%, 6/1/57	1,120	1,203
		2,024,900
Freddie Mac Gold Pool:
6.0000%, 4/1/40	26,872	31,736
3.0000%, 6/1/43	22,095	23,149
4.5000%, 5/1/44	6,603	7,241

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 9/1/47	$30,547	$32,570
3.5000%, 9/1/47	22,724	24,130
3.5000%, 9/1/47	12,808	13,587
3.5000%, 12/1/47	32,056	34,288
3.5000%, 3/1/48	5,848	6,234
3.5000%, 4/1/48	2,623	2,796
3.5000%, 8/1/48	23,107	24,630
3.5000%, 11/1/48	30,120	32,116
		232,477
Freddie Mac Pool:
3.0000%, 1/1/33	5,730	6,020
2.5000%, 11/1/34	178,514	185,993
3.5000%, 2/1/43	9,557	10,207
3.0000%, 3/1/43	33,113	35,067
3.5000%, 2/1/44	10,760	11,491
3.5000%, 12/1/44	29,086	31,062
3.0000%, 1/1/45	7,841	8,290
3.5000%, 7/1/46	7,096	7,572
3.0000%, 10/1/46	35,010	36,882
4.0000%, 3/1/47	3,060	3,293
3.5000%, 11/1/47	22,309	23,854
3.5000%, 11/1/47	10,327	10,990
3.5000%, 12/1/47	22,453	24,008
3.5000%, 12/1/47	7,750	8,248
3.5000%, 2/1/48	7,434	7,909
3.5000%, 2/1/48	7,409	7,874
3.5000%, 3/1/48	23,058	24,655
4.0000%, 4/1/48	4,528	4,862
4.5000%, 1/1/49	52,156	56,112
4.5000%, 4/1/49	127,100	137,593
4.0000%, 5/1/49	37,734	40,402
4.5000%, 6/1/49	85,280	91,712
3.5000%, 7/1/49	189,376	201,295
3.0000%, 8/1/49	46,927	49,439
3.0000%, 8/1/49	15,302	16,148
3.5000%, 8/1/49	23,231	24,700
3.0000%, 9/1/49	9,969	10,467
3.5000%, 9/1/49	70,300	74,790
3.0000%, 10/1/49	62,423	65,628
3.0000%, 10/1/49	21,426	22,486
3.0000%, 10/1/49	19,255	20,207
3.0000%, 10/1/49	7,788	8,177
3.0000%, 10/1/49	6,869	7,212
3.0000%, 11/1/49	29,789	31,262
3.0000%, 11/1/49	8,238	8,645
3.0000%, 12/1/49	144,785	151,947
3.0000%, 12/1/49	87,466	91,793
3.0000%, 12/1/49	15,933	16,722
2.5000%, 1/1/50	27,334	28,412
3.0000%, 1/1/50	24,523	25,756
3.5000%, 1/1/50	54,208	57,676
3.0000%, 2/1/50	34,879	36,588
3.0000%, 2/1/50	21,753	22,847
3.0000%, 3/1/50	46,923	49,427
3.0000%, 3/1/50	45,934	48,277
3.0000%, 3/1/50	32,951	34,599
		1,878,596
Ginnie Mae:
3.5000%, 5/20/49	27,125	28,621
Ginnie Mae I Pool:
4.5000%, 8/15/46	26,019	28,986
4.0000%, 7/15/47	11,204	12,065
4.0000%, 8/15/47	2,106	2,267
4.0000%, 11/15/47	6,375	6,865
4.0000%, 12/15/47	8,631	9,294
		59,477
Ginnie Mae II Pool:
4.5000%, 2/20/48	10,984	11,668
4.5000%, 5/20/48	18,109	19,249
4.5000%, 5/20/48	4,383	4,659
5.0000%, 4/20/49	112,613	119,689
		155,265
Total Mortgage-Backed Securities (cost $7,803,156)		8,042,227

Shares or Principal Amounts		Value
Common Stocks – 49.3%
Aerospace & Defense – 1.5%
BWX Technologies Inc	11,598	$564,939
United Technologies Corp*	3,550	334,872
		899,811
Banks – 4.0%
Citigroup Inc	7,918	333,506
Citizens Financial Group Inc	22,187	417,337
First Horizon National Corp	51,560	415,574
Pinnacle Financial Partners Inc	3,758	141,075
Regions Financial Corp	31,030	278,339
US Bancorp	12,075	415,984
Wells Fargo & Co	16,539	474,669
		2,476,484
Beverages – 1.3%
PepsiCo Inc	6,633	796,623
Biotechnology – 1.3%
Gilead Sciences Inc	10,559	789,391
Capital Markets – 0.9%
Charles Schwab Corp	8,422	283,148
Cohen & Steers Inc	5,740	260,883
		544,031
Chemicals – 2.5%
Corteva Inc	23,085	542,497
NewMarket Corp	1,401	536,401
WR Grace & Co	12,070	429,692
		1,508,590
Commercial Services & Supplies – 1.1%
Republic Services Inc	3,600	270,216
UniFirst Corp/MA	2,549	385,128
		655,344
Communications Equipment – 0.8%
Cisco Systems Inc	13,247	520,740
Consumer Finance – 0.8%
Discover Financial Services	8,588	306,334
Synchrony Financial	12,420	199,838
		506,172
Containers & Packaging – 0.4%
Graphic Packaging Holding Co	18,863	230,129
Diversified Telecommunication Services – 0.8%
Singapore Telecommunications Ltd	260,100	465,258
Electric Utilities – 2.8%
Entergy Corp	1,965	184,651
Evergy Inc	8,150	448,658
Exelon Corp	15,608	574,530
PPL Corp	20,489	505,669
		1,713,508
Energy Equipment & Services – 0.3%
Schlumberger Ltd	12,396	167,222
Equity Real Estate Investment Trusts (REITs) – 5.3%
Americold Realty Trust	19,628	668,137
Equity LifeStyle Properties Inc	10,438	599,976
Lamar Advertising Co	12,480	639,974
Public Storage	2,866	569,216
STAG Industrial Inc	13,634	307,038
Sunstone Hotel Investors Inc	14,488	126,190
Weyerhaeuser Co	19,262	326,491
		3,237,022
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	2,996	396,940
Food Products – 0.9%
Lamb Weston Holdings Inc	10,131	578,480
Gas Utilities – 0.3%
Southwest Gas Holdings Inc	2,706	188,229
Health Care Equipment & Supplies – 1.1%
Medtronic PLC	5,702	514,206
Stryker Corp	1,142	190,132
		704,338
Health Care Providers & Services – 2.7%
Humana Inc	1,992	625,528
Quest Diagnostics Inc	12,707	1,020,372
		1,645,900
Health Care Technology – 0.2%
Cerner Corp	1,493	94,044

Shares or Principal Amounts		Value
Common Stocks – (continued)
Household Products – 1.2%
Colgate-Palmolive Co	11,039	$732,548
Industrial Conglomerates – 0.6%
Honeywell International Inc	2,608	348,924
Information Technology Services – 1.0%
Cognizant Technology Solutions Corp	13,624	633,107
Insurance – 2.4%
Axis Capital Holdings Ltd	4,046	156,378
Chubb Ltd	6,714	749,887
Hartford Financial Services Group Inc	12,177	429,117
RenaissanceRe Holdings Ltd	960	143,347
		1,478,729
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc	2,260	161,861
Machinery – 1.0%
ANDRITZ AG*	8,867	278,930
Lincoln Electric Holdings Inc	5,059	349,071
		628,001
Mortgage Real Estate Investment Trusts (REITs) – 0.3%
Anworth Mortgage Asset Corp	166,342	187,966
Multi-Utilities – 0.3%
CenterPoint Energy Inc	11,670	180,302
Oil, Gas & Consumable Fuels – 1.3%
Brigham Minerals Inc	22,347	184,810
Royal Dutch Shell PLC	27,733	485,206
Valero Energy Corp	3,342	151,593
		821,609
Personal Products – 0.5%
Unilever NV	6,510	320,660
Pharmaceuticals – 4.8%
Johnson & Johnson	6,164	808,285
Merck & Co Inc	6,907	531,425
Pfizer Inc	32,021	1,045,086
Sanofi	5,977	526,075
		2,910,871
Real Estate Management & Development – 0.5%
Bridgemarq Real Estate Services	47,374	283,820
Road & Rail – 0.5%
Union Pacific Corp	2,389	336,945
Semiconductor & Semiconductor Equipment – 2.0%
Analog Devices Inc	5,237	469,497
Maxim Integrated Products Inc	10,598	515,169
MKS Instruments Inc	2,656	216,331
		1,200,997
Software – 2.6%
Citrix Systems Inc	5,650	799,757
Microsoft Corp	688	108,504
Oracle Corp	14,575	704,410
		1,612,671
Specialty Retail – 0.2%
Lookers PLC	497,725	99,374
Textiles, Apparel & Luxury Goods – 0.2%
Kontoor Brands Inc	7,826	150,024
Total Common Stocks (cost $33,783,893)		30,206,665
Preferred Stocks – 0.7%
Consumer Finance – 0.1%
Synchrony Financial, 5.6250%µ	5,300	90,418
Electric Utilities – 0.3%
NextEra Energy Inc, 5.2790%, 3/1/23	3,833	168,516
Equity Real Estate Investment Trusts (REITs) – 0.3%
Crown Castle International Corp, 6.8750%, 8/1/20	140	180,998
Total Preferred Stocks (cost $459,359)		439,932
Investment Companies – 4.0%
Money Markets – 4.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $2,430,000)	2,429,514	2,430,000
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	91,236	91,236

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0200%, 4/1/20	$22,809	$22,809
Total Investments Purchased with Cash Collateral from Securities Lending (cost $114,045)		114,045
Total Investments (total cost $71,503,517) – 105.6%		64,703,452
Liabilities, net of Cash, Receivables and Other Assets – (5.6)%		(3,452,467)
Net Assets – 100%		$61,250,985

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$56,331,212	87.1%
Cayman Islands	2,078,189	3.2
United Kingdom	965,677	1.5
Netherlands	746,175	1.2
Canada	701,185	1.1
Luxembourg	668,086	1.0
France	526,075	0.8
Singapore	465,258	0.7
Zambia	342,500	0.5
Germany	310,437	0.5
Panama	297,000	0.5
Austria	278,930	0.4
Israel	193,735	0.3
Czech Republic	159,776	0.3
Brazil	155,800	0.2
South Korea	152,100	0.2
Switzerland	149,229	0.2
Ireland	75,623	0.1
Australia	53,265	0.1
Italy	53,200	0.1

Total	$64,703,452	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 4.0%
Money Markets - 4.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$33,250	$333	$-	$2,430,000
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	64∆	-	-	91,236
Total Affiliated Investments - 4.2%	$33,314	$333	$-	$2,521,236

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 4.0%
Money Markets - 4.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	717,149	36,649,615	(34,937,097)	2,430,000

Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	314,804	(223,568)	91,236

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/28/20	16,590	$(21,339)	$(726)
Canadian Dollar	4/28/20	20,070	(14,200)	70
Euro	4/28/20	(34,000)	37,573	45
Euro	4/28/20	(308,830)	337,550	(3,328)
Singapore Dollar	4/28/20	12,850	(9,032)	17

				(3,922)
Barclays Capital, Inc.:
British Pound	4/28/20	(6,080)	7,901	347
Canadian Dollar	4/28/20	10,600	(8,001)	(465)
Euro	4/28/20	(29,100)	31,805	(315)
Singapore Dollar	4/28/20	34,800	(25,116)	(609)

				(1,042)
Citibank, National Association:
British Pound	4/28/20	(103,700)	134,257	5,408
British Pound	4/28/20	(164,450)	195,759	(8,574)
Canadian Dollar	4/28/20	(318,870)	236,403	9,686
Canadian Dollar	4/28/20	(127,280)	88,657	(1,839)
Euro	4/28/20	11,850	(12,699)	381
Euro	4/28/20	18,510	(20,651)	(221)
Singapore Dollar	4/28/20	(447,110)	322,427	7,565
Singapore Dollar	4/28/20	(250,120)	173,879	(2,260)

				10,146
JPMorgan Chase Bank, National Association:
British Pound	4/28/20	(215,500)	279,913	12,151
Canadian Dollar	4/28/20	26,600	(20,020)	(1,107)
Euro	4/28/20	(1,031,000)	1,126,723	(11,266)
Singapore Dollar	4/28/20	(11,100)	8,008	191

				(31)
Total				$5,151

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	15	7/6/20	$3,305,742	$44,531	$(469)
5-Year US Treasury Note	53	7/6/20	6,644,047	139,641	(2,484)
90 Day Euro	4	6/15/20	994,750	26,900	350
90 Day Euro	4	9/14/20	996,450	28,550	250
Ultra 10-Year Treasury Note	23	6/30/20	3,588,719	101,367	(7,547)

US Treasury Long Bond	7	6/30/20	1,253,438	84,055	(11,594)
Total - Futures Purchased				425,044	(21,494)
Futures Sold:
10-Year US Treasury Note	2	6/30/20	(277,375)	(7,931)	281
Total				$417,113	$(21,213)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Credit default swaps, buy protection	$ (37,176)
Forward foreign currency exchange contracts, purchased	85,438
Forward foreign currency exchange contracts, sold	3,385,443
Futures contracts, purchased	13,376,322
Futures contracts, sold	1,138,205

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $14,841,377, which represents 24.2% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$7,606,746	$-
Bank Loans and Mezzanine Loans	-	2,470,982	-
Corporate Bonds	-	13,392,855	-
Mortgage-Backed Securities	-	8,042,227	-
Common Stocks
Diversified Telecommunication Services	-	465,258	-
Machinery	349,071	278,930	-
Oil, Gas & Consumable Fuels	336,403	485,206	-
Personal Products	-	320,660	-
Pharmaceuticals	2,384,796	526,075	-
Specialty Retail	-	99,374	-
All Other	24,960,892	-	-
Preferred Stocks	-	439,932	-
Investment Companies	-	2,430,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	114,045	-
Total Investments in Securities	$28,031,162	$36,672,290	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	35,861	-
Variation Margin Receivable	881	-	-
Total Assets	$28,032,043	$36,708,151	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$30,710	$-
Variation Margin Payable	22,094	-	-
Total Liabilities	$22,094	$30,710	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.